Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Reconciliation between total assets available for sale and recoverable amount
The following is a reconciliation between the total assets available for sale and their estimated recoverable value (fair value less costs to sell):

31 December 2022 £m
Total assets held-for-sale[1]	1,321
Impairment of non-current assets held-for-sale - Russia and Belarus	(281)
1,040
Excess impairment beyond non-current assets held-for-sale - Russia and Belarus	(273)
767
Note:
1.    In December 2022, £15 million of assets held-for-sale being held in territories other than Russia and Belarus.